Interest and Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest and Finance Costs
Interest expense (Note 5)	$ 17,590,000	$ 18,610,000
Amortization of deferred financing fees	734,000	862,000
Other	77,000	77,000
Total	$ 18,401,000	$ 19,549,000